Other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Other current assets
Schedule of other current assets

	As at December 31,	As at December 31,
USD’000	2025	2024
Value-Added Tax receivable	1,536	460
Advanced payment to suppliers	303	61
Deposits, current	5	5
Customer contract assets, current	467	22
Other current assets	42	25
Total other current assets	2,353	573